                                                As filed pursuant to Rule 497
                                                Under the Securities Act of 1933
                                                Registration No. 333-118218


                     FIRST SUNAMERICA LIFE INSURANCE COMPANY

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                          FS VARIABLE SEPARATE ACCOUNT
                SUPPLEMENT TO THE PROSPECTUSES DATED MAY 1, 2007

        POLARIS II A-CLASS PLATINUM SERIES VARIABLE ANNUITY (F-3983-PRO) POLARIS II VARIABLE ANNUITY (F-3802-PRO, F-3802-PRR, F-3986-PRO, F-4305-PRO,
                                   F-4308-PRO)
                  POLARIS CHOICE VARIABLE ANNUITY (F-3795-PRO)
          POLARIS CHOICE III VARIABLE ANNUITY (F-4188-PRO, F-4309-PRO)


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                        FS VARIABLE ANNUITY ACCOUNT FIVE
               SUPPLEMENT TO THE PROSPECTUSES DATED JULY 30, 2007

                   SEASONS ELITE VARIABLE ANNUITY (H-4504-PRO)
                 SEASONS SELECT II VARIABLE ANNUITY (H-4505-PRO)

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All references in the prospectus to Company pre-approval of Purchase Payment(s) in excess of $1 million is hereby increased to $1.5 million.

THE FOLLOWING REPLACES THE LEGAL PROCEEDINGS SECTION OF THE PROSPECTUS:

There are no pending legal proceedings affecting the Separate Account. Various lawsuits against the Company and its subsidiaries have arisen in the ordinary course of business. In addition, various federal, state and other regulatory agencies may from time to time review, examine or inquire into the operations, practices and procedures of the Company and its subsidiaries, such as through financial examinations, market conduct exams or regulatory inquiries. In management's opinion, except as noted above, these matters are not material in relation to the financial position of the Company.


Dated:  September 17, 2007



                Please keep this Supplement with your Prospectus

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